Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2017
Significant Accounting Policies [Abstract]
Revenue from Major Charterers
Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2017 and 2016 were:

	Six-month period ended June 30,
Customer	2017	2016
A	19%	-
B	14%	-
C	12%	10%
D	10%	-
E	-	20%
F	-	15%
Total	55%	45%